Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (214,250)
Carrying amount	(131,146)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(31,871)
Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(19,848)
Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(162,531)
Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(174,571)
Carrying amount	(99,675)
Borrowings | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(6,161)
Borrowings | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(13,290)
Borrowings | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(155,120)
Trade Payables [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(17,663)
Carrying amount	(17,663)
Trade Payables [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(17,663)
Lease Liabilities [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(10,789)
Carrying amount	(9,957)
Lease Liabilities [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,074)
Lease Liabilities [Member] | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,443)
Lease Liabilities [Member] | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(2,272)
Contingent Consideration
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(11,227)
Carrying amount	(3,851)
Contingent Consideration | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(3,973)
Contingent Consideration | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(2,115)
Contingent Consideration | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (5,139)